UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-10343

Morgan Stanley Nasdaq-100 Index Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)

Ronald E. Robison 522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:		212-296-6990

Date of fiscal year end:	November 30, 2007

Date of reporting period:	August 31, 2007

Item 1.  Schedule of Investments.

The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Nasdaq-100 Index Fund

Portfolio of Investments August 31, 2007 (unaudited)

NUMBER OF
SHARES		VALUE
	COMMON STOCKS (96.9%)
	Advertising/Marketing Services (0.2%)
1,849	Lamar Advertising Co. (Class A) *	$97,849

	Air Freight/Couriers (1.0%)
3,863	C.H. Robinson Worldwide, Inc.	189,442
4,949	Expeditors International of Washington, Inc.	218,597
		408,039
	Airlines (0.6%)
3,000	Ryanair Holdings PLC (ADR) (Ireland) *	125,310
2,608	UAL Corp. *	123,802
		249,112
	Apparel/Footwear Retail (0.2%)
3,205	Ross Stores, Inc.	89,195

	Biotechnology (8.3%)
12,460	Amgen Inc. *	624,371
2,950	Amylin Pharmaceuticals, Inc.*	144,638
8,723	Biogen Idec Inc. *	556,702
8,722	Celgene Corp. *	560,040
1,500	Cephalon, Inc. *	112,575
7,497	Genzyme Corp. *	467,888
21,130	Gilead Sciences, Inc. *	768,498
3,246	Vertex Pharmaceuticals Inc. *	126,464
		3,361,176
	Broadcasting (0.5%)
36,463	Sirius Satellite Radio Inc. *	108,295
7,410	XM Satellite Radio Holdings Inc. (Class A) *	92,403
		200,698
	Cable/Satellite TV (3.1%)
33,167	Comcast Corp. (Class A) *	865,327
5,076	EchoStar Communications Corp. (Class A) *	214,816
4,262	Liberty Global Inc. (Class A) *	174,657
		1,254,800
	Casino/Gaming (0.8%)
2,579	Wynn Resorts, Ltd. *	319,100

	Catalog/Specialty Distribution (0.6%)
13,424	Liberty Media Corp - Interactive (Series A) *	254,653

	Chemicals: Specialty (0.3%)
2,918	Sigma-Aldrich Corp.	130,726

	Computer Communications (4.7%)
50,587	Cisco Systems, Inc. *	1,614,737
8,391	Juniper Networks, Inc. *	276,232
		1,890,969
	Computer Peripherals (0.9%)
4,246	Logitech International (ADR) (Switzerland) *	115,618
9,245	Network Appliance, Inc. *	257,566
		373,184
	Computer Processing Hardware (11.8%)
28,964	Apple Inc. *	4,010,935
19,591	Dell Inc.*	553,446
36,653	Sun Microsystems, Inc. *	196,460
		4,760,841
	Contract Drilling (0.2%)
3,578	Patterson-UTI Energy, Inc.	76,820

	Data Processing Services (1.7%)
1,920	CheckFree Corp. *	88,762
4,846	Fiserv, Inc. *	225,436
8,332	Paychex, Inc.	370,191
		684,389
	Discount Stores (2.2%)
5,501	Costco Wholesale Corp.	339,687
3,778	Sears Holdings Corp. *	542,370
		882,057
	Electronic Components (1.1%)
15,055	Flextronics International Ltd. (Singapore) *	171,476
4,897	SanDisk Corp. *	274,526
		446,002
	Electronic Distributors (0.4%)
1,928	CDW Corp.	165,943

	Electronic Production Equipment (2.5%)
16,411	Applied Materials, Inc.	350,539
6,928	Cadence Design Systems, Inc. *	150,476
5,385	KLA-Tencor Corp.	309,476
3,251	Lam Research Corp. *	174,351
		984,842
	Engineering & Construction (0.6%)
1,900	Foster Wheeler Ltd. (Bermuda) *	225,036

	Food Retail (0.4%)
3,266	Whole Foods Market, Inc.	144,553

	Home Improvement Chains (0.4%)
3,303	Fastenal Co.	150,650

	Information Technology Services (1.8%)
4,882	Citrix Systems, Inc. *	177,461
3,130	Cognizant Technology Solutions Corp. (Class A) *	230,086
2,496	Infosys Technologies, Ltd. (ADR) (India)	119,084
36,205	Level 3 Communications, Inc. *	189,352
		715,983
	Internet Retail (1.8%)
6,566	Amazon.com, Inc. *	524,689
7,032	IAC/InterActiveCorp. *	195,419
		720,108
	Internet Software/Services (6.4%)
3,586	Akamai Technologies, Inc. *	115,541
8,267	BEA Systems, Inc. *	100,857
5,196	Check Point Software Technologies Ltd. (Israel) *	121,898
3,357	Google Inc. (Class A) *	1,729,694
5,415	VeriSign, Inc. *	174,363
15,100	Yahoo! Inc. *	343,223
		2,585,576
	Media Conglomerates (0.3%)
5,435	Discovery Holding Company (Class A) *	136,527

	Medical Distributors (0.3%)
3,106	Patterson Companies, Inc. *	114,239

	Medical Specialties (0.8%)
3,358	DENTSPLY International, Inc.	132,238
868	Intuitive Surgical, Inc. *	192,071
		324,309
	Miscellaneous Commercial Services (0.4%)
4,390	Cintas Corp.	160,893

	Other Consumer Services (3.1%)
4,063	Apollo Group, Inc. (Class A) *	238,376
23,722	eBay Inc. *	808,920
6,754	Expedia, Inc. *	201,607
		1,248,903
	Packaged Software (11.6%)
13,139	Adobe Systems, Inc. *	561,692
5,287	Autodesk, Inc. *	244,894
9,839	Intuit Inc. *	268,703
76,073	Microsoft Corp.**	2,185,577
49,464	Oracle Corp. *	1,003,130
21,673	Symantec Corp. *	407,669
		4,671,665

	Personnel Services (0.3%)
3,124	Monster Worldwide Inc. *	106,841

	Pharmaceuticals: Other (1.6%)
2,423	Sepracor, Inc. *	70,679
13,733	Teva Pharmaceutical Industries Ltd. (ADR) (Israel)	590,519
		661,198
	Recreational Products (1.3%)
5,905	Activision, Inc. *	115,088
7,343	Electronic Arts Inc. *	388,738
		503,826
	Restaurants (1.6%)
23,980	Starbucks Corp. *	660,649

	Semiconductors (8.5%)
11,653	Altera Corp.	277,458
10,017	Broadcom Corp. (Class A) *	345,586
45,756	Intel Corp.	1,178,217
7,914	Linear Technology Corp.	268,997
12,589	Marvell Technology Group, Ltd. (Bermuda) *	208,600
10,470	Maxim Integrated Products, Inc.	314,205
4,096	Microchip Technology Inc.	157,778
8,188	NVIDIA Corp. *	418,898
9,278	Xilinx, Inc.	237,238
		3,406,977
	Services to the Health Industry (0.8%)
5,606	Express Scripts, Inc. *	306,928

	Specialty Stores (1.7%)
8,699	Bed Bath & Beyond Inc. *	301,333
3,147	PetSmart, Inc.	109,201
11,341	Staples, Inc.	269,349
		679,883
	Specialty Telecommunications (0.5%)
8,402	Virgin Media Inc.	199,968

	Telecommunication Equipment (8.8%)
4,437	Garmin Ltd. (Cayman Islands)	451,820
46,167	QUALCOMM, Inc.	1,841,602
12,645	Research In Motion Ltd. (Canada) *	1,080,009
3,127	Telefonaktiebolaget LM Ericsson (ADR) (Sweden)	116,356
5,798	Tellabs, Inc. *	61,169
		3,550,956
	Trucks/Construction/Farm Machinery (1.6%)
2,423	Joy Global Inc.	105,134
6,321	PACCAR, Inc.	540,761
		645,895
	Wireless Telecommunications (1.2%)
2,205	Millicom International Cellular S.A. (Luxembourg) *	185,948
3,681	NII Holdings Inc. *	291,462
		477,410
	TOTAL COMMON STOCKS (Cost $22,412,879)	39,029,368

NUMBER
OF SHARES
(000)
	SHORT-TERM INVESTMENT (a) (3.0%)
	Investment Company
$1,215	Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class (Cost $1,215,194)		1,215,194

	TOTAL INVESTMENTS (Cost $23,628,073)(b)(c)	99.9%	40,244,562
	OTHER ASSETS IN EXCESS OF LIABILITIES	0.1	40,804
	NET ASSETS	100.0%	$40,285,366

ADR	American Depositary Receipt.
*	Non-income producing security.
**	A portion of this security is physically segregated in connection with open futures contracts in the amount of $83,200.
(a)

The Fund invests in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Money Market Portfolio - Institutional Class. Income distributions earned by the Fund totaled $16,943 for the period ended August 31, 2007.

(b)	Securities have been designated as collateral in an amount equal to $1,173,022 in connection with open futures contracts.
(c)

The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,354,149 and the aggregate gross unrealized depreciation is $737,660, resulting in net unrealized appreciation of $16,616,489.

Futures Contracts Open at August 31, 2007:

NUMBER OF		DESCRIPTION, DELIVERY	UNDERLYING FACE	UNREALIZED
CONTRACTS	LONG/SHORT	MONTH AND YEAR	AMOUNT AT VALUE	APPRECIATION

32	Long	Nasdaq-100 E-Mini September 2007	$1,276,640	$20,361

Item 2.  Controls and Procedures.

(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3.  Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Nasdaq-100 Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 18, 2007

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 18, 2007